Exhibit 1

Deloitte & Touche LLP
Suite 400
Harborside Plaza 10
Jersey City, NJ 07311
USA

Tel: +1 212 937 8200
Fax: +1 212 937 8298

www.deloitte.com

June 17, 2015

Wells Fargo Commercial Mortgage Securities, Inc. 375 Park Avenue New York, New York 10152

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”), Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Silverpeak Real Estate Finance LLC and Drexel Hamilton, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Wells Fargo Commercial Mortgage Trust 2015-NXS2, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS2.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 17, 2015, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 14 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 25 mortgaged properties (the “WFB Loans”), (ii) 39 mortgage loans contributed by Natixis Real Estate Capital LLC (“Natixis”) that are secured by 42 mortgaged properties (the “Natixis Loans”) and (iii) 10 mortgage loans contributed by Silverpeak Real Estate Finance LLC (“SPREF”) that are secured by 10 mortgaged properties (the “SPREF Loans”). Together, the WFB Loans, Natixis Loans and SPREF Loans are collectively referred to herein as the “Mortgage Loans.”

From June 1, 2015 through June 17, 2015, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the footnotes on Appendix A or those identified as Mortgage Loan Seller provided) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement (except for the characteristics of the specified Mortgage Loans indicated in the footnotes on Appendix A). We did not perform any procedures with respect to the (i) Characteristic(s) relating to the Mortgage Loan(s) that we were unable to determine (the “Characteristic(s) Unable To Determine”) from the related Source Documents provided to us by representatives of the respective Mortgage Loan Seller, as set forth on the attached Appendix B or (ii) Characteristic(s) relating to the Mortgage Loan(s) with related Source Document(s) that were not provided to us by representatives of the respective Mortgage Loan Seller (the “Missing Source Document(s)”), as set forth on the attached Appendix C.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A

Number	Characteristic on Data File	Source Document
1	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
2	Multiple Property Indicator	Mortgage/Deed of Trust/Loan Agreement
3	Property Name	None - Mortgage Loan Seller Provided
4	Property Address	Appraisal Report/Engineering Report/Insurance Confirmation
5	Property City	Appraisal Report/Engineering Report
6	Property State	Appraisal Report/Engineering Report
7	Property Zip Code	Appraisal Report/Engineering Report/USPS.com
8	County	Appraisal Report/Engineering Report/USPS.com
9	Year Built	Appraisal Report/Engineering Report
10	Year Renovated	Appraisal Report/Engineering Report
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No. of Units	Appraisal Report/Borrower Rent Roll/UW Rent Roll/Electronic Underwriting File
14	Unit of Measure	Appraisal Report/Borrower Rent Roll/UW Rent Roll/Electronic Underwriting File
15	Occupancy %	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Electronic Underwriting File[1]
16	Occupancy % Source Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Electronic Underwriting File[1]
17	Acreage	Appraisal Report
18	Borrower Name	Note/Mortgage/Loan Agreement
19	Note Date	Note/Mortgage/Loan Agreement
20	First Payment Date	Note/Mortgage/Loan Agreement
21	Maturity Date or Anticipated Repayment Date	Note/Mortgage/Loan Agreement
22	Payment Due Date	Note/Mortgage/Loan Agreement
23	Monthly Debt Service Amount	Note/Mortgage/Loan Agreement
24	Specific Payment Schedule (Y/N)	Note/Mortgage/Loan Agreement
25	Mortgage Rate	Note/Mortgage/Loan Agreement
26	Interest Accrual Basis	Note/Mortgage/Loan Agreement
27	Interest Accrual Basis During IO Period	Note/Mortgage/Loan Agreement

1 With respect to those Mortgage Loans identified on the Data File as having one tenant and where the related Mortgage Loan Seller did not provide us with the Borrower Rent Roll/UW Rent Roll/Lease Estoppel for the related Mortgaged Properties, we were instructed by the related Mortgage Loan Seller to compare the Occupancy % Source Date to the Cut-Off Date and to assume that the related tenant is occupying such Mortgaged Property as of the Occupancy % Source Date.

Appendix A

Number	Characteristic on Data File	Source Document
28	Original Balance	Note/Mortgage/Loan Agreement[2]
29	Cut-Off Date Balance - Loan Level	Calculation –see procedure below
30	Cut-Off Date Balance - Property Level	Calculation –see procedure below
31	Cut-Off Date Balance Per Unit/SF	Calculation –see procedure below
32	Balloon Payment	Calculation –see procedure below
33	Prepayment Restriction Code	Note/Mortgage/Loan Agreement
34	Early Defeasance Loan (Y/N)	Note/Mortgage/Loan Agreement
35	Yield Maintenance Calculation Method	Note/Mortgage/Loan Agreement
36	Portion of Loan Prepaid with Different Prepayment Condition	Note/Mortgage/Loan Agreement
37	Amortization Term (Original)	Calculation –see procedure below
38	Amortization Term (Remaining)	Calculation –see procedure below
39	Loan Term (Original)	Calculation –see procedure below
40	Loan Term (Remaining)	Calculation –see procedure below
41	IO Period	Note/Mortgage/Loan Agreement
42	Seasoning	Calculation –see procedure below
43	Loan Amortization Type	Note/Mortgage/Loan Agreement
44	ARD Loan (Y/N)	Note/Mortgage/Loan Agreement
45	Mortgage Rate After ARD	Note/Mortgage/Loan Agreement
46	Hyper-Amortization Commencement Date	Note/Mortgage/Loan Agreement
47	ARD Loan Maturity Date	Note/Mortgage/Loan Agreement
48	Grace Period Default (days)	Note/Mortgage/Loan Agreement
49	Grace Period Late (days)	Note/Mortgage/Loan Agreement
50	USPAP Appraisal (Y/N)	Appraisal Report
51	As-Is Appraised Value	Appraisal Report
52	As-Is Appraisal Valuation Date	Appraisal Report
53	Stabilized Appraised Value	Appraisal Report
54	Stabilized Appraisal Valuation Date	Appraisal Report
55	Original LTV	Calculation –see procedure below
56	Cut-Off Date LTV Ratio	Calculation –see procedure below
57	LTV Ratio at Maturity or ARD	Calculation –see procedure below
58	UW NOI DSCR	Calculation –see procedure below
59	UW NCF DSCR	Calculation –see procedure below
60	Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below

2 At the request of representatives of the respective Mortgage Loan Seller, for any Mortgage Loan with more than one Mortgaged Property where the Original Balances of the respective Mortgaged Properties were not stated on the related Note/Mortgage/Loan Agreement, we compared the Original Balance of each such Mortgaged Property to the Property Level Original Balance (as recalculated herein). With respect to the Mortgage Loan identified on the Data File as “Franklin Commons,” the Original Balances of the three related Mortgaged Properties were not stated on the Note/Mortgage/Loan Agreement. We were instructed by representatives of the Company not to make any comparisons of the individual Original Balance of each such Mortgaged Property, but to compare the aggregate Original Balance, as set forth on the Data File, of such Mortgaged Properties to the Original Balance of the related Mortgage Loan.

Appendix A

Number	Characteristic on Data File	Source Document
61	Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
62	UW Occupancy %	Electronic Underwriting File
63	UW Revenues	Electronic Underwriting File
64	UW Expenses	Electronic Underwriting File
65	UW NOI	Electronic Underwriting File
66	UW Replacement	Electronic Underwriting File
67	UW TI/LC	Electronic Underwriting File
68	UW NCF	Electronic Underwriting File
69	UW Management Fee %	Electronic Underwriting File
70	UW FF&E	Electronic Underwriting File
71	UW FF&E Reserves %	Electronic Underwriting File
72	UW Hotel ADR	Electronic Underwriting File
73	UW Hotel RevPAR	Electronic Underwriting File
74	Most Recent Period Description	Electronic Underwriting File
75	Most Recent Revenues	Electronic Underwriting File
76	Most Recent Expenses	Electronic Underwriting File
77	Most Recent NOI	Electronic Underwriting File
78	Most Recent Reserves	Electronic Underwriting File
79	Most Recent NCF	Electronic Underwriting File
80	Most Recent Hotel ADR	Electronic Underwriting File
81	Most Recent Hotel RevPAR	Electronic Underwriting File
82	Second Most Recent Period Description	Electronic Underwriting File
83	Second Most Recent Revenues	Electronic Underwriting File
84	Second Most Recent Expenses	Electronic Underwriting File
85	Second Most Recent NOI	Electronic Underwriting File
86	Second Most Recent Reserves	Electronic Underwriting File
87	Second Most Recent NCF	Electronic Underwriting File
88	Second Most Recent Hotel ADR	Electronic Underwriting File
89	Second Most Recent Hotel RevPAR	Electronic Underwriting File
90	Third Most Recent Period Description	Electronic Underwriting File
91	Third Most Recent Revenues	Electronic Underwriting File
92	Third Most Recent Expenses	Electronic Underwriting File
93	Third Most Recent NOI	Electronic Underwriting File
94	Third Most Recent Reserves	Electronic Underwriting File
95	Third Most Recent NCF	Electronic Underwriting File
96	Third Most Recent Hotel ADR	Electronic Underwriting File
97	Third Most Recent Hotel RevPAR	Electronic Underwriting File
98	Assumption Frequency	Note/Mortgage/Loan Agreement
99	Assumption Fee	Note/Mortgage/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
100	Loan Cross Portfolio Name	Note/Mortgage/Loan Agreement
101	Portfolio Cross Release Conditions	Note/Mortgage/Loan Agreement
102	Free Release (Y/N)	Note/Mortgage/Loan Agreement
103	Free Release Description	Note/Mortgage/Loan Agreement
104	Value of Free Release Parcel included in Appraisal	Appraisal Report
105	Partial Release and/or Partial Defeasance	Note/Mortgage/Loan Agreement
106	Partial Release or Defeasance Description	Note/Mortgage/Loan Agreement
107	Substitution (Y/N)	Note/Mortgage/Loan Agreement
108	Substitution Description	Note/Mortgage/Loan Agreement
109	Lien Position	Title Policy
110	Title Vesting (Fee/Leasehold/Both)	Title Policy
111	Ground Lease Subordinate (Y/N/Silent)	Ground Lease/Ground Lease Abstract
112	Ground Lease Initial Expiration Date	Ground Lease/Ground Lease Abstract
113	Annual Ground Rent Payment	Ground Lease/Ground Lease Abstract
114	Annual Ground Rent Increases	Ground Lease/Ground Lease Abstract
115	Extension Options Description	Ground Lease/Ground Lease Abstract
116	Ground Lease Expiration Date with Extension Options	Ground Lease/Ground Lease Abstract
117	Notice and Cure Rights (Y/N)	Ground Lease/Ground Lease Abstract
118	TIC (Y/N)	Tenants in Common Agreement/Loan Agreement
119	Max Number of TICs	Tenants in Common Agreement/Loan Agreement
120	Single Purpose Borrower (Y/N)	Note/Mortgage/Loan Agreement
121	Borrower Non-Consolidation Opinion (Y/N)	Attorney Opinion Letter
122	Borrower Independent Director (Y/N)	Note/Mortgage/Loan Agreement
123	DST (Y/N)	Note/Mortgage/Loan Agreement
124	IDOT (Y/N)	Mortgage
125	Type of Lockbox	Loan Agreement/Cash Management Agreement/Lockbox Agreement
126	Lockbox Trigger Event	Loan Agreement/Cash Management Agreement/Lockbox Agreement
127	Property Manager	Management Agreement/Loan Agreement
128	Fraud Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
129	Environmental Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
130	Engineering Escrow/Deferred Maintenance	Note/Mortgage/Closing Statement/Loan Agreement
131	Engineering/Deferred Maintenance Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
132	Engineering/Deferred Maintenance Escrow - LoC Counterparty	Letter of Credit
133	Environmental Escrow	Note/Mortgage/Closing Statement/Loan Agreement
134	Environmental Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
135	Environmental Escrow - LoC Counterparty	Letter of Credit

Appendix A

Number	Characteristic on Data File	Source Document
136	Springing Environmental Escrow Description	Note/Mortgage/Loan Agreement
137	Tax Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
138	Tax Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
139	Tax Escrow - Cash or LoC	Letter of Credit
140	Tax Escrow - LoC Counterparty	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
141	Springing Tax Escrow Description	Note/Mortgage/Loan Agreement
142	Insurance Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
143	Insurance Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
144	Insurance Escrow - Cash or LoC	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
145	Insurance Escrow - LoC Counterparty	Letter of Credit
146	Springing Insurance Escrow Description	Note/Mortgage/Loan Agreement
147	Replacement Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
148	Replacement Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
149	Replacement Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
150	Replacement Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
151	Replacement Reserve - LoC Counterparty	Letter of Credit
152	Springing Replacement Reserve Description	Note/Mortgage/Loan Agreement
153	TI/LC Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
154	TI/LC Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
155	TI/LC Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
156	TI/LC Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
157	TI/LC Reserve - LoC Counterparty	Letter of Credit
158	Springing TI/LC Reserve Description	Note/Mortgage/Loan Agreement
159	Debt Service Escrow (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
160	Debt Service Escrow (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
161	Debt Service Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
162	Debt Service Escrow - LoC Counterparty	Letter of Credit
163	Other Escrow I Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
164	Other Escrow I (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
165	Other Escrow I (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
166	Other Escrow I Cap	Note/Mortgage/Closing Statement/Loan Agreement
167	Other Escrow I Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
168	Other Escrow I - LoC Counterparty	Letter of Credit
169	Springing Other Escrow I Reserve Description	Note/Mortgage/Loan Agreement
170	Other Escrow II Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
171	Other Escrow II (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
172	Other Escrow II (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
173	Other Escrow II Cap	Note/Mortgage/Closing Statement/Loan Agreement
174	Other Escrow II Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
175	Other Escrow II - LoC Counterparty	Letter of Credit
176	Springing Other Escrow II Reserve Description	Note/Mortgage/Loan Agreement
177	Pari Passu Debt (Y/N)	Note/Mortgage/Loan Agreement
178	Total Pari Passu Cut-Off Date Balance	Calculation –see procedure below
179	Trust Component % of Pari Passu	Calculation –see procedure below
180	Existing Subordinate Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
181	Existing Subordinate Secured Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
182	Subordinate Secured Debt Description	None – we observed no subordinate secured debt
183	Subordinate Secured Debt Original Balance	None – we observed no subordinate secured debt
184	Subordinate Secured Debt Cut-Off Date Balance	None – we observed no subordinate secured debt
185	Whole Loan Cut-Off Date Balance	None – we observed no subordinate secured debt
186	Whole Loan Debt Service	None – we observed no subordinate secured debt
187	Whole Loan Cut-Off Date LTV Ratio	None – we observed no subordinate secured debt
188	Whole Loan UW NOI DSCR	None – we observed no subordinate secured debt
189	Whole Loan UW NCF DSCR	None – we observed no subordinate secured debt
190	Whole Loan Cut-Off Date UW NOI Debt Yield	None – we observed no subordinate secured debt
191	Whole Loan Cut-Off Date UW NCF Debt Yield	None – we observed no subordinate secured debt
192	Existing Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
193	Existing Mezzanine Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
194	Mezzanine Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
195	Mezzanine Debt Cut-off Date Balance	Servicer Communication
196	Existing Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
197	Unsecured Debt Original Balance	None – we observed no unsecured debt
198	Unsecured Debt Cut-off Date Balance	None – we observed no unsecured debt
199	Additional Debt - Debt Service	Subordinate Note/Subordinate Loan Agreement
200	Additional Debt - Loan Type	Loan Agreement/Subordinate Loan Agreement
201	Additional Debt - Mortgage Rate	Subordinate Note/Subordinate Loan Agreement
202	Additional Debt - Mortgage Rate Cap	Subordinate Note/Subordinate Loan Agreement
203	Additional Debt - Mortgage Rate Floor	Subordinate Note/Subordinate Loan Agreement
204	Additional Debt - Interest Accrual Basis	Subordinate Note/Subordinate Loan Agreement
205	Additional Debt - Balloon Payment	Subordinate Note/Subordinate Loan Agreement
206	Additional Debt - Amortization Term (Original)	Subordinate Note/Subordinate Loan Agreement
207	Additional Debt - Amortization Term (Remaining)	Subordinate Note/Subordinate Loan Agreement
208	Additional Debt - Loan Term (Original)	Calculation –see procedure below

Appendix A

Number	Characteristic on Data File	Source Document
209	Additional Debt - Loan Term (Remaining)	Calculation –see procedure below
210	Additional Debt - IO Period	Subordinate Note/Subordinate Loan Agreement
211	Additional Debt – Seasoning	Calculation –see procedure below
212	Additional Debt - Loan Amortization Type	Subordinate Note/Subordinate Loan Agreement
213	Additional Debt - ARD Loan (Y/N)	Subordinate Note/Subordinate Loan Agreement
214	Additional Debt - ARD Mortgage Rate After ARD	Subordinate Note/Subordinate Loan Agreement
215	Additional Debt - Hyper-Amortization Commencement Date	Subordinate Note/Subordinate Loan Agreement
216	Additional Debt - Maturity Date or Anticipated Repayment Date	Subordinate Note/Subordinate Loan Agreement
217	Additional Debt - ARD Loan Maturity Date	Subordinate Note/Subordinate Loan Agreement
218	Additional Debt - # Extension Options	Subordinate Note/Subordinate Loan Agreement
219	Additional Debt - Fully Extended Maturity Date	Subordinate Note/Subordinate Loan Agreement
220	Additional Debt – Holdback	Subordinate Note/Subordinate Loan Agreement
221	Future Secured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
222	Conditions for Future Secured Debt	Note/Mortgage/Loan Agreement
223	Lender Consent Required for Future Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
224	Future Mezzanine Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
225	Conditions for Future Mezzanine Debt	Note/Mortgage/Loan Agreement
226	Lender Consent Required for Future Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
227	Future Unsecured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
228	Conditions for Future Unsecured Debt	Note/Mortgage/Loan Agreement
229	Lender Consent Required for Future Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
230	Engineering Report Date	Engineering Report
231	Environmental Report Date (Phase I)	Phase I Report
232	Environmental Report Date (Phase II)	Phase II Report
233	Environmental Insurance (Y/N)	Environmental Insurance Certificates/ Environmental Insurance Summaries
234	Seismic Report Date	Seismic Report
235	Seismic PML %	Seismic Report
236	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Note/Mortgage/Loan Agreement/Insurance Certificates/Insurance Summaries
237	Zoning Compliance	Zoning Report/Appraisal Report
238	If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NA)	Insurance Certificates/Insurance Summaries
239	Terrorism Insurance (Y/N)	Insurance Certificates/Insurance Summaries
240	Terrorism Insurance Limit - Description	Insurance Certificates/Insurance Summaries
241	Master Lease (Y/N)	Master Lease
242	Owner Occupied (Y/N)	Borrower Rent Roll/UW Rent Roll
243	Top 5: Gym Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
244	Top 5: Movie Theater (Y/N)	Borrower Rent Roll/UW Rent Roll
245	50% NRA Roll-Term (Y/N)	Borrower Rent Roll/UW Rent Roll

Appendix A

Number	Characteristic on Data File	Source Document
246	25% NRA Roll-Year (Y/N)	Borrower Rent Roll/UW Rent Roll
247	Top 5: Dark Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
248	Top 5: Restaurant (Y/N)	Borrower Rent Roll/UW Rent Roll
249	Single-Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
250	Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
251	Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
252	Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
253	2nd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
254	2nd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
255	2nd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
256	3rd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
257	3rd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
258	3rd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
259	4th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
260	4th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
261	4th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
262	5th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
263	5th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
264	5th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
265	Balloon Default Grace Period (days)	Note/Mortgage/Loan Agreement
266	Holdback	Note/Mortgage/Loan Agreement
267	Affiliated Sponsor (Y/N)	None - Mortgage Loan Seller Provided
268	Sponsor	None - Mortgage Loan Seller Provided
269	Principals (Individuals)	None - Mortgage Loan Seller Provided
270	Loan Purpose (Acquisition, Refinance)	None - Mortgage Loan Seller Provided
271	Loan Administrative Cost Rate	None - Mortgage Loan Seller Provided

Calculation Procedures

With respect to Characteristic 29, we recomputed the Cut-Off Date Balance - Loan Level, assuming at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount and Original Balance and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Loan Level differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 30, we recomputed the Cut-Off Date Balance - Property Level, assuming at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Property Level Monthly Debt Service Amount (as defined

 Appendix A

below), the Property Level Original Balance (as defined below) and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Property Level differences of one dollar or less were noted to be “in agreement” for purposes of this report.

For purposes of Characteristic 30:

•      Property Level Monthly Debt Service Amount shall mean the product of (a) the Monthly Debt Service Amount of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.

•      Property Level Original Balance shall mean either (a) the original balance of the respective Mortgaged Property as set forth on the Note/Mortgage/Loan Agreement or (b) to the extent the original balance of the respective Mortgaged Property is not stated on the related Note/Mortgage/Loan Agreement, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below).

•     Property Level Share shall mean the quotient of (a) the As-Is Appraised Value of the respective Mortgaged Property over (b) the aggregate As-Is Appraised Value of all Mortgaged Properties for the respective Mortgage Loan.

With respect to Characteristic 31, we recomputed the Cut-off Date Balance Per Unit/SF by dividing the (i) Cut-off Date Balance - Loan Level by (ii) No. of Units. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate No. of Units of the related cross collateralized loans. With respect to any Mortgage Loan which is part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 32, we recomputed the Balloon Payment, assuming at your request no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Maturity Date or Anticipated Repayment Date, Monthly Debt Service Amount and Original Balance. At the request of representatives of the respective Mortgage Loan Sellers, Balloon Payment differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 37, we recomputed the Amortization Term (Original) using the Mortgage Rate, Original Balance, Monthly Debt Service Amount and a 30/360 Interest Accrual Basis. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 38, we recomputed the Amortization Term (Remaining) by subtracting the Seasoning from the Amortization Term (Original). With respect to those Mortgage Loans with a Loan Amortization Type of “Interest-only, Amortizing Balloon” or “Interest-only, Amortizing ARD,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 39, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 40, we recomputed the Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 42, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

 Appendix A

With respect to Characteristic 55, we recomputed the Original LTV by dividing the (i) Original Balance by (ii) As-Is Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Original Balance and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) Original Balance and (2) original balance of the related Pari Passu Companion Loan(s) (as set forth on the Loan Agreement).

With respect to Characteristic 56, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance - Loan Level by (ii) As-Is Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 57, we recomputed LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) As-Is Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Balloon Payment and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) Balloon Payment and (2) Balloon Payment of the related Pari Passu Companion Loan(s) (as recalculated herein). Assuming at your request no prepayment of principal, we computed the Balloon Payment of the related Pari Passu Companion Loan(s) using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable) and Maturity Date or Anticipated Repayment Date and original balance of the related Companion Loan(s) (each as set forth on the Loan Agreement) and the monthly debt service amount (as derived from the Loan Agreement).

With respect to Characteristic 58, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related Pari Passu Companion Loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 59, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related Pari Passu Companion Loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 60, we recomputed the Cut-off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

 Appendix A

With respect to Characteristic 61, we recomputed the Cut-off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a Loan Combination, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 178, we recomputed the Total Pari Passu Cut-Off Date Balance, assuming at your request no prepayments of principal, using the (i) First Payment Date, (ii) Interest Accrual Basis, (iii) Mortgage Rate, (iv) IO Period (if applicable), (v) sum of the (1) Monthly Debt Service Amount and (2) monthly debt service amount of the related Pari Passu Companion Loan(s) (as set forth on the Loan Agreement), (vi) sum of the (1) Original Balance and (2) original balance of the related Pari Passu Companion Loan(s) (as set forth on the Loan Agreement) and (vii) Cut-off Date. At the request of representatives of the respective Mortgage Loan Seller, Total Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a Loan Combination.

With respect to Characteristic 179, we recomputed the Trust Component % of Pari Passu by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Total Pari Passu Cut-Off Date Balance. No procedure was performed for those Mortgage Loans which are not part of a Loan Combination.

With respect to Characteristic 208, we recomputed the Additional Debt – Loan Term (Original) by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 209, we recomputed the Additional Debt – Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 211, we recomputed the Additional Debt – Seasoning by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Cut-off Date. This procedure was only performed for those Mortgage Loans with mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

The Appraisal Report, Engineering Report, Insurance Confirmation, USPS.com, Phase I Report, Phase II Report, Borrower Rent Roll, UW Rent Roll, Lease Estoppel, Extension Agreement, Note, Mortgage, Loan Agreement, Deed of Trust, Electronic Underwriting File, Title Policy, Ground Lease, Ground Lease Abstract, Tenants in Common Agreement, Attorney Opinion Letter, Cash Management Agreement, Lockbox Agreement, Management Agreement, Indemnification Agreement, Guaranty, Closing Statement, Servicing Statement or Printout, Servicer Communication, Letter of Credit, Insurance Certificates, Insurance Summaries, Master Lease, Seismic Report, Zoning Report, Subordinate Note, Subordinate Loan Agreement, Environmental Insurance Certificates, Environmental Insurance Summaries and any other related documents or correspondences that were provided to us by representatives of the Mortgage Loan Sellers in support of the Characteristics in this Appendix A are collectively referred to as the “Source Documents.” We were not requested to perform, and we did not

 Appendix A

perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations as to the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recalculations were made using photocopies or faxed copies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans.

Appendix B

C h a r a c t e r i s t i c (s)  U n a b l e  t o  D e t e r m i n e

Property Name	Characteristic(s) Unable to Determine
Patriots Park	Original Balance[1]

1 With respect to the Mortgage Loan identified on the Data File as “Patriots Park”, we observed an Original Balance comprised of three notes totaling $215,070,000 on the related Note/Mortgage/Loan Agreement. We were instructed by representatives of the Company that the existing Note A-2 will be further split into two pari passu notes, of which $90,000,000 will be included in the Wells Fargo Commercial Mortgage Trust 2015-NXS2.

Appendix C

M i s s i n g  S o u r c e  D o c u m e n t (s)

Property Name	Missing Source Document(s)
HIE Colorado Springs	Title Policy